Basis of preparation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of compliance
These consolidated financial statements (“financial statements”) have been prepared by management on a going-concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The policies set out below have been consistently applied to all periods presented unless otherwise noted.

These financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 10, 2021.
Basis of measurement
These financial statements have been prepared on a historical cost basis except for convertible promissory notes and contingent consideration which are measured at fair value. Historical costs are generally based on the fair value of the consideration given in exchange for goods and services received.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, Share-based Payments and measurements that have some similarities to fair value but are not fair value, such as value in use in International Accounting Standard (“IAS”) 36, Impairment of Assets.
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries, Docebo S.p.A., Docebo NA Inc., Docebo EMEA FZ-LLC, Docebo UK Ltd, and forMetris.
Subsidiaries are fully consolidated from the date of acquisition, which is the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate there are changes to one or more of the three elements of control listed above. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and dividends are eliminated on consolidation.
Functional currency and presentation currency
These financial statements are presented in United States dollars. Docebo’s functional currency is Canadian dollars and the functional currencies of the Company’s wholly owned subsidiaries are as follows:
Docebo NA Inc.    United States dollars
Docebo EMEA FZ-LLC    United Arab Emirates dirham
Docebo S.p.A.    Euros
Docebo UK    British pounds
forMetris    Euros
The presentation currency is different than the functional currency of the Company for industry and market comparability reasons.
Use of estimates, judgments and assumptions
The preparation of these financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The significant areas requiring estimates and assumptions in determining the reported amounts in the consolidated financial statements are as follows:
•Business combinations
Business combinations are accounted for in accordance with the acquisition method. The consideration transferred and the acquiree’s identifiable assets, liabilities and contingent liabilities are measured at their fair value. The Company develops the fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows. These evaluations are linked closely to the assumptions made by management regarding the future performance of the related assets. Contingent consideration is measured at fair value using a discounted cash flow model.

•Contingent Consideration

The Company recognizes the fair value of contingent consideration relating to acquisitions on the date the transaction closes. Contingent consideration is classified as a liability carried at fair value with changes in fair value flowing through the consolidated statements of loss and comprehensive loss. Contingent consideration is measured at fair value based on management’s best estimate of the probability of the attainment of specified revenue targets at the date of acquisition and is subsequently revalued at each financial reporting period. Management’s estimate of the probability of the attainment of specified revenue targets takes into account management’s evaluation of the revenue and earnings forecasts for the respective acquired businesses and the risks thereon. Changes in management’s estimate of the probability of achieving the specified target could have a material impact on the valuation of the contingent consideration. Impairment of non-financial assets
•Impairment of non-financial assets
The Company’s impairment test for goodwill is based on internal estimates of fair value less costs of disposal calculations and uses valuation models such as the discounted cash flow model. Key assumptions on which management has based its determination of fair value less costs of disposal include estimated growth rates, discount rates and tax rates. These estimates, including the methodology used, and the assessment of CGUs, can have a material impact on the respective values and ultimately the amount of any goodwill impairment.

Whenever property and equipment and intangible assets are tested for impairment, the determination of the assets’ recoverable amount involves the use of estimates by management and can have a material impact on the respective values and ultimately the amount of any impairment.
•Share-based payments
For equity-settled plans, expense is based on the fair value of the awards granted, calculated on the grant date, with a corresponding increase in equity. The expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied.
The Company uses the Black-Scholes valuation model to determine the fair value of equity settled stock options. Estimates are required for inputs to this model including the fair value of the underlying shares, the expected life of the option, volatility, expected dividend yield and the risk-free interest rate. Variation in actual results for any of these inputs will result in a different value of the stock option realized from the original estimate. The assumptions and estimates used are further outlined in the stock options note.
•Convertible promissory notes
Convertible promissory notes in the comparative period were classified as fair value through profit or loss. The fair value of convertible promissory notes was based on the underlying value of the equity instruments the convertible promissory notes were convertible into, which in turn requires estimates of the inherent value of the Company, considering value indicators including recent rounds of financing and market comparable valuation metrics.
The following are the critical judgments, apart from those involving estimations, that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements:
•Revenue recognition
The Company derives its revenues from two main sources: software as-a-service application (“SaaS”); and professional services revenue, which includes services such as initial project management, training and integration.
Multi-element or bundled contracts require an estimate of the stand-alone selling price (“SSP”) of separate elements. These assessments require judgment by management to determine if there are separately identifiable performance obligations as well as how to allocate the total price among the performance obligations. Deliverables are accounted for as separately identifiable performance obligations if they can be understood without reference to the series of transactions as a whole. In concluding whether performance obligations are separately identifiable, management considers the transaction from the customer’s perspective. Among other factors, management assesses whether the service or product is sold separately by the Company in the normal course of business or whether the customer could purchase the service or product separately.
•Trade and other receivables
The recognition of trade and other receivables and loss allowances requires the Company to assess credit risk and collectability. The Company considers historical trends and any available information indicating a customer could be experiencing liquidity or going concern problems and the status of any contractual or legal disputes with customers in performing this assessment. The Company has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. including the potential impact of COVID-19 pandemic.
•Income taxes
The Company computes an income tax provision in each of the tax jurisdictions in which it operates. Actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluating the recoverability of deferred tax assets against future taxable income based on an assessment of the ability to use the underlying future tax deductions before they expire. To the extent that estimates of future taxable income differ from the tax return, earnings would be affected in a subsequent period.
In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.
•Functional currency
The Company uses judgment in determining the functional currency for each entity within the consolidated group. The functional currency is determined based on an evaluation of the currency of each respective entities' primary economic environment. This requires an evaluation of the currency that primarily influences selling prices and the currency which mainly influences expenses and cash outflows, among other factors. The Company has taken these factors into account when determining the functional currency for each entity in the consolidated group.
Comparative figures
Certain comparative amounts have been reclassified to conform to current period presentation.